Fees Summary	Jan. 23, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,060,000.00
Previously Paid Amount	0.00
Total Fee Amount	698.79
Total Offset Amount	0.00
Net Fee	698.79
Narrative - Max Aggregate Offering Price	$ 5,060,000.00
Final Prospectus	true